Discontinued Operations (Tables)	12 Months Ended
Dec. 28, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following table presents summarized operating results for these discontinued operations:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
Sales	$—	$3	$1	$48	$142
Net after-tax losses	$—	$(6)	$(1)	$(18)	$(51)
Tax benefit on losses	$—	$—	$—	$1	$1